1701  Market  Street                                       Morgan, Lewis &
Philadelphia,  PA  19103&                                  Bockius  LLP
Tel:  215.963.5000                                         Counselors  at  Law
Fax: 215.963.5001


September 19, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund II Post-Effective Amendment No. 136 (File No.033-50718) and Amendment No. 138(File No.811-07102) to Registration Statement on Form N-1A
            --------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 136 and, under the Investment Company Act of 1940, as amended, Amendment No. 138 (the "Filing") to the Trust's Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing two new series of the Trust: the Frost High Income Bond Fund and Frost Cinque Large Cap Buy-Write Equity Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,


/s/ David W. Freese
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David W. Freese